INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Current	$ 5,923	$ 5,418
Non-current	2,926	3,040
Total	$ 8,849	$ 8,458